Investments in Associates and Joint Ventures - Summarized Financial Information of Individually Immaterial Associates and Joint Venture (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Financial Position:
Noncurrent assets	₱ 565,415	₱ 559,447	₱ 539,396
Current assets	69,413	63,828	70,123
Noncurrent liabilities	347,602	318,078	302,460
Current liabilities	159,143	188,462	196,673
Equity	128,083	116,735	110,386	₱ 113,961
Additional Information:
Cash and cash equivalents	11,866	10,011	16,177	₱ 25,211
Income Statements:
Revenues	218,388	216,833	210,953
Depreciation and amortization	59,487	56,228	58,662
Interest income	719	916	1,016
Other comprehensive income	3,492	(128)	(5,420)
Joint Ventures
Statements of Financial Position:
Noncurrent assets	4,848	3,652
Current assets	173	118
Noncurrent liabilities	2,960	2,346
Current liabilities	678	1,222
Equity	1,383	202
Carrying amount of interest in individually immaterial associates and joint ventures	284	108
Additional Information:
Cash and cash equivalents	101	54
Current financial liabilities	678	1,210
Noncurrent financial liabilities	2,960	2,346
Income Statements:
Revenues	8	8	8
Depreciation and amortization	1	1	1
Other comprehensive income	530	(84)	(58)
Net loss / Total comprehensive loss	530	(84)	(58)
Equity share in net income of individually immaterial associates and joint ventures	(8)		(4)
Associates
Statements of Financial Position:
Noncurrent assets	8,259	9,342
Current assets	3,331	2,393
Noncurrent liabilities	863	1,279
Current liabilities	5,052	3,607
Equity	5,675	6,849
Carrying amount of interest in individually immaterial associates and joint ventures	3,034	3,064
Additional Information:
Cash and cash equivalents	1,517	1,011
Current financial liabilities	1,586	1,614
Noncurrent financial liabilities		674
Income Statements:
Revenues	2,798	3,694	927
Depreciation and amortization	2,225	1,122	302
Interest income	39	30	5
Interest expense	(56)	(65)
Other comprehensive income	(1,828)	(542)	(457)
Provision for income tax	24	30	22
Net loss / Total comprehensive loss	(1,828)	(542)	₱ (457)
Equity share in net income of individually immaterial associates and joint ventures	₱ (536)	₱ (7)